UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

TAX FREE RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2013

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.7%
Alabama - 2.7%
Huntsville, AL, Health Care Authority, TECP	0.150%	6/4/13	$10,100,000	$10,100,000
Huntsville, AL, Health Care Authority, TECP	0.170%	6/18/13	19,000,000	19,000,000

Total Alabama				29,100,000

Arizona - 0.4%
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.280%	12/1/39	1,185,000	1,185,000	(a)(b)(c)
Peoria, AZ, Water & Wastewater Revenue	2.000%	7/1/13	1,000,000	1,001,325
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.280%	6/1/31	2,070,000	2,070,000	(a)(b)(c)

Total Arizona				4,256,325

California - 8.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.090%	8/1/38	1,500,000	1,500,000	(a)(b)
Pathways Home Health Hospice, LOC-U.S. Bank	0.130%	10/1/34	2,860,000	2,860,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.150%	10/1/25	1,600,000	1,600,000	(a)(b)(c)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.090%	6/1/37	5,050,000	5,050,000	(a)(b)
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.090%	7/1/38	900,000	900,000	(a)(b)
California EFA Revenue, Stanford University	0.090%	10/1/17	100,000	100,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.070%	9/1/38	1,000,000	1,000,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.060%	7/1/41	1,000,000	1,000,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.120%	12/1/35	3,400,000	3,400,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.060%	12/1/16	800,000	800,000	(a)(b)
California MFA Revenue, Trinity School, LOC-Comerica Bank	0.150%	6/1/37	2,300,000	2,300,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.180%	8/1/19	900,000	900,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.180%	5/1/21	5,300,000	5,300,000	(a)(b)(c)
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.200%	8/1/41	6,365,000	6,365,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.180%	10/1/38	1,745,000	1,745,000	(a)(b)(c)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.200%	11/1/41	970,000	970,000	(a)(b)(c)
Zanker Road Resource Management Inc., LOC-Comerica Bank	0.200%	3/1/26	745,000	745,000	(a)(b)(c)
Zero Waste Energy Development Co. LLC Project, LOC-Comerica Bank	0.200%	6/1/42	1,475,000	1,475,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.050%	5/1/33	1,725,000	1,725,000	(a)(b)
California Statewide CDA Revenue:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Kaiser Permanente	0.100%	4/1/36	$2,900,000	$2,900,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.100%	12/1/37	9,100,000	9,100,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.090%	4/1/33	6,350,000	6,350,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.100%	6/1/27	1,200,000	1,200,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.150%	11/1/36	1,300,000	1,300,000	(a)(b)(c)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.150%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Kelvin Court LP, LIQ-FNMA	0.140%	6/15/51	600,000	600,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.130%	3/15/32	1,050,000	1,050,000	(a)(b)(c)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.090%	7/1/37	900,000	900,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.080%	7/1/35	4,600,000	4,600,000	(a)(b)
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	4,600,000	4,608,503
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.160%	2/15/31	11,740,000	11,740,000	(a)(b)(c)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.110%	4/1/38	1,200,000	1,200,000	(a)(b)
Stanford University	5.000%	3/15/14	985,000	1,021,342

Total California				87,884,845

Colorado - 2.8%
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.080%	7/1/36	100,000	100,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.130%	7/1/27	393,000	393,000	(a)(b)
Colorado HFA Revenue:
Multi-Family, SPA-FHLB	0.130%	4/1/43	7,270,000	7,270,000	(a)(b)(c)
Multi-Family, SPA-FHLB	0.140%	4/1/45	4,785,000	4,785,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.280%	7/1/28	410,000	410,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.180%	10/1/21	5,535,000	5,535,000	(a)(b)(c)
Colorado State Health Facilities Authority Revenue, Health Facilities Evangelical, LOC-Allied Irish Banks PLC	0.120%	6/1/37	5,830,000	5,830,000	(a)(b)
Colorado State Water Resources & Power Development Authority Wastewater Revenue, Revolving Fund	5.000%	9/1/13	570,000	576,622
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.280%	6/1/33	150,000	150,000	(a)(b)(c)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.140%	11/15/41	4,775,000	4,775,000	(a)(b)

Total Colorado				29,824,622

Connecticut - 3.4%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.100%	12/1/39	4,500,000	4,500,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.120%	7/1/37	1,740,000	1,740,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.120%	7/1/30	1,300,000	1,300,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Bank of New York Mellon	0.110%	7/1/38	1,565,000	1,565,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Wesleyan University	0.100%	7/1/40	$2,900,000	$2,900,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.120%	7/1/30	1,805,000	1,805,000	(a)(b)
Yale University	0.030%	7/1/35	1,200,000	1,200,000	(a)(b)
Yale University	0.030%	7/1/36	5,095,000	5,095,000	(a)(b)
Yale University	0.030%	7/1/36	500,000	500,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.130%	5/15/31	9,100,000	9,100,000	(a)(b)(c)
Connecticut State HFA Revenue, Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.110%	11/15/41	1,000,000	1,000,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue, SPA-Barclays Bank PLC	0.120%	5/15/35	170,000	170,000	(a)(b)
Connecticut State, HEFA Revenue, Yale-New Haven Hospital, LOC-JPMorgan Chase	0.120%	7/1/25	815,000	815,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/10/14	4,200,000	4,261,363
Salem, CT, GO, BAN	1.000%	7/9/13	650,000	650,254

Total Connecticut				36,601,617

Delaware - 0.9%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.100%	5/15/37	9,300,000	9,300,000	(a)(b)

District of Columbia - 0.6%
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.150%	11/1/38	3,600,000	3,600,000	(a)(b)
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.140%	12/1/37	1,635,000	1,635,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.150%	2/1/48	1,175,000	1,175,000	(a)(b)

Total District of Columbia				6,410,000

Florida - 6.2%
Boca Raton, FL, GO, Downtown Library Project	4.000%	7/1/13	340,000	340,983
Broward County, FL, GO, Parks & Land Preservation Project	5.000%	1/1/14	600,000	616,285
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.140%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Florida State Board of Education Public Education, GO:
Capital Outlay	3.000%	6/1/13	350,000	350,000
Capital Outlay	5.000%	6/1/13	600,000	600,000
Capital Outlay	5.000%	6/1/13	600,000	600,000
Capital Outlay	5.000%	6/1/13	150,000	150,000
Capital Outlay, AMBAC	3.750%	6/1/13	230,000	230,000
Florida State Board of Education, GO, Public Education	5.000%	6/1/13	250,000	250,000
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.120%	3/1/38	5,995,000	5,995,000	(a)(b)
Florida State, GO, Department of Transportation, Right of Way	5.250%	7/1/13	1,000,000	1,003,847
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	0.100%	11/15/34	2,000,000	2,000,000	(a)(b)
Adventist Health Systems	0.100%	11/15/35	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health Systems	0.100%	11/15/33	7,600,000	7,600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.080%	7/1/30	$6,500,000	$6,500,000	(a)(b)
Manatee County, FL, Revenue, Refunding & Improvement	2.000%	10/1/13	125,000	125,693
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.120%	10/15/32	1,180,000	1,180,000	(a)(b)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.130%	11/15/32	1,215,000	1,215,000	(a)(b)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.140%	8/1/34	2,600,000	2,600,000	(a)(b)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.180%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.130%	10/1/48	6,500,000	6,500,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.160%	6/1/25	3,435,000	3,435,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue	5.000%	10/1/13	200,000	203,064
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.060%	7/1/37	4,910,000	4,910,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.150%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				67,494,872

Georgia - 6.4%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.150%	10/1/35	8,250,000	8,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.280%	4/1/32	4,050,000	4,050,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.140%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.180%	12/1/27	3,400,000	3,400,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.130%	8/1/22	4,865,000	4,865,000	(a)(b)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.150%	12/1/30	1,870,000	1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.130%	9/1/35	3,325,000	3,325,000	(a)(b)
Georgia State, GO	4.000%	7/1/13	1,000,000	1,002,887
Georgia State, GO	5.000%	7/1/13	950,000	953,471
Georgia State, GO	5.250%	12/1/13	215,000	220,168
Georgia State, GO	5.000%	4/1/14	175,000	181,826
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.220%	11/1/20	6,000,000	6,000,000	(a)(b)(c)
Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital System Inc., LOC-FHLB & SunTrust Bank	0.130%	7/1/36	4,325,000	4,325,000	(a)(b)
Gwinnett County, GA, Water & Sewerage Authority Revenue, County GTD	4.000%	8/1/13	100,000	100,578

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.170%	1/1/18	$5,350,000	$5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.150%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.120%	1/1/48	5,300,000	5,300,000	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Emory University	0.100%	9/1/35	800,000	800,000	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/13	250,000	253,850
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.150%	5/1/32	570,000	570,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.220%	8/1/21	5,375,000	5,375,000	(a)(b)(c)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.150%	11/1/23	1,245,000	1,245,000	(a)(b)

Total Georgia				69,097,780

Hawaii - 0.0%
Honolulu City & County, HI, GO	5.000%	9/1/13	300,000	303,490	(d)

Illinois - 7.1%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.190%	1/1/27	2,425,000	2,425,000	(a)(b)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.130%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Midway Airport Revenue:
LOC-Bank of Montreal	0.140%	1/1/35	5,395,000	5,395,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.150%	1/1/35	200,000	200,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.230%	10/1/34	2,450,000	2,450,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.170%	1/1/19	18,465,000	18,465,000	(a)(b)
Du Page Cook & Will Counties, IL, Community College District No. 502, GO	3.000%	6/1/13	490,000	490,000
Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase	0.080%	5/1/31	8,715,000	8,715,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.250%	12/1/35	3,695,000	3,695,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC - PNC Bank N.A.	0.140%	3/1/32	5,000,000	5,000,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.130%	4/1/31	3,000,000	3,000,000	(a)(b)
Illinois State Finance Authority Revenue, Lake Forest Country Day School, LOC-Northern Trust Co.	0.140%	7/1/35	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.140%	10/1/39	3,300,000	3,300,000	(a)(b)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	2.000%	6/15/13	1,275,000	1,275,718
Lake County, IL, MFH Revenue, Rosewood Apartments Project, LIQ-FHLMC	0.140%	11/1/34	1,840,000	1,840,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.130%	6/1/36	$160,000	$160,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.150%	10/15/28	2,900,000	2,900,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.120%	8/15/21	10,000,000	10,000,000	(a)(b)

Total Illinois				76,310,718

Indiana - 2.1%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.230%	7/1/31	3,110,000	3,110,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.120%	6/1/40	4,100,000	4,100,000	(a)(b)
Indiana State Finance Authority Health System Revenue, Sisters of St. Francis, LOC-Wells Fargo Bank N.A.	0.120%	11/1/37	500,000	500,000	(a)(b)
Indiana University Revenue	5.500%	6/1/14	125,000	131,410
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.110%	4/15/39	300,000	300,000	(a)(b)
Purdue University, IN, University Revenue, Student Fee	5.000%	7/1/13	200,000	200,698
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.090%	3/1/40	14,800,000	14,800,000	(a)(b)

Total Indiana				23,142,108

Iowa - 1.8%
Cedar Rapids, IA, GO	2.000%	6/1/13	250,000	250,000
Cedar Rapids, IA, GO	4.250%	6/1/13	800,000	800,000
Des Moines, IA, Water Revenue	2.000%	12/1/13	400,000	403,482
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.130%	12/1/21	100,000	100,000	(a)(b)
Iowa Finance Authority, MFH Revenue, SPA-Wells Fargo Bank	0.130%	8/1/37	8,845,000	8,845,000	(a)(b)(c)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.280%	6/1/32	1,905,000	1,905,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.150%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.130%	4/1/35	320,000	320,000	(a)(b)

Total Iowa				19,623,482

Kentucky - 3.0%
Berea, KY, Educational Facilities Revenue	0.080%	6/1/29	2,275,000	2,275,000	(a)(b)
Berea, KY, Educational Facilities Revenue, Berea College Project	0.080%	6/1/32	9,500,000	9,500,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.220%	5/1/27	4,850,000	4,850,000	(a)(b)(c)
Breckinridge County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank	0.070%	2/1/32	15,000	15,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.140%	8/15/38	11,900,000	11,900,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.130%	3/1/36	2,820,000	2,820,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.130%	7/1/38	1,485,000	1,485,000	(a)(b)

Total Kentucky				32,845,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 2.0%
Louisiana PFA Revenue:
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.080%	10/1/33	$5,300,000	$5,300,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.120%	9/2/33	2,360,000	2,360,000	(a)(b)
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.120%	9/2/39	2,545,000	2,545,000	(a)(b)
St. Charles Parish, LA, PCR, Shell Oil Co., Norco Project	0.080%	11/1/21	1,100,000	1,100,000	(a)(b)(c)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.160%	12/1/40	10,000,000	10,000,000	(a)(b)

Total Louisiana				21,305,000

Maine - 0.1%
Bangor, ME, GO	2.000%	9/1/13	1,000,000	1,004,246
Maine State Municipal Bond Bank Sewer & Water Revenue	5.000%	11/1/13	100,000	101,932

Total Maine				1,106,178

Maryland - 0.9%
Cecil County, MD, GO, County Commissioners-Consolidated Public Improvement	4.000%	11/1/13	1,105,000	1,122,105
Howard County, MD, GO, Metropolitan District	4.000%	2/15/14	475,000	487,380
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.130%	7/1/26	2,650,000	2,650,000	(a)(b)
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.110%	9/1/43	3,300,000	3,300,000	(a)(b)
Maryland State, GO:
State and Local Facilities Loan	5.000%	8/1/13	150,000	151,114
State and Local Facilities Loan	5.000%	8/1/13	125,000	125,949
State and Local Facilities Loan	2.000%	3/15/14	250,000	253,412
State and Local Facilities Loan Capital Improvement	5.500%	3/1/14	200,000	207,747
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.110%	7/1/36	1,850,000	1,850,000	(a)(b)
Washington, MD, Suburban Sanitary District, GO, Consolidated Public Improvement	5.000%	6/1/14	100,000	104,620

Total Maryland				10,252,327

Massachusetts - 2.2%
Arlington, MA, GO, BAN	1.000%	11/15/13	1,600,000	1,605,338
Harvard, MA, GO, BAN	1.000%	6/25/14	1,300,000	1,307,722	(e)
Lawrence, MA, GO, BAN	1.000%	12/1/13	1,400,000	1,402,339
Marblehead, MA, GO, School	3.000%	8/1/13	100,000	100,412
Massachusetts State DFA Revenue:
Phillips Academy	5.000%	9/1/13	300,000	303,425
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.130%	10/1/33	940,000	940,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.140%	12/1/37	2,600,000	2,600,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State HEFA Revenue, Harvard University	0.030%	11/1/49	$11,000,000	$11,000,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.110%	12/1/24	4,000,000	4,000,000	(a)(b)
Massachusetts State Water Pollution Abatement Trust Revenue	3.000%	8/1/13	100,000	100,434
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund	5.000%	8/1/13	150,000	151,136
Massachusetts State, GO, Consolidated Loan	4.000%	1/1/14	250,000	255,345

Total Massachusetts				23,766,151

Michigan - 0.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.120%	1/1/26	3,000,000	3,000,000	(a)(b)

Minnesota - 0.1%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO, TRAN	3.000%	2/1/14	125,000	127,258
University of Minnesota, MN	5.000%	12/1/13	485,000	496,121
Washington County, MN, GO, Capital Improvement Plan	2.000%	2/1/14	385,000	389,286

Total Minnesota				1,012,665

Mississippi - 0.9%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A. Inc.	0.060%	11/1/35	10,000,000	10,000,000	(a)(b)

Missouri - 5.8%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.110%	6/1/37	13,500,000	13,500,000	(a)(b)
Missouri State HEFA Revenue, BJC Health Systems	0.110%	5/15/38	36,600,000	36,600,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.170%	9/1/26	1,865,000	1,865,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.150%	12/1/29	4,250,000	4,250,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.340%	12/1/28	6,975,000	6,975,000	(a)(b)(c)

Total Missouri				63,190,000

Nebraska - 0.0%
Omaha, NE, Public Power District Revenue	4.000%	2/1/14	500,000	512,207

Nevada - 0.0%
Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, NATL	5.000%	12/1/13	300,000	306,836

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.100%	12/1/36	1,810,000	1,810,000	(a)(b)

New Jersey - 2.4%
Bergen County, NJ, GO	3.250%	11/1/13	100,000	101,203
Bergen County, NJ, GO, County College	1.000%	6/15/13	400,000	400,078
Cedar Grove Township, NJ, School District, GO, Promissory Notes, School Board Reserve Fund	1.000%	9/18/13	2,365,000	2,367,198
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	200,000	200,738

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Galloway Township, NJ, GO, Notes	1.250%	12/19/13	$960,000	$963,118
Garden State Preservation Trust, NJ, Open Space & Farmland Preservation Revenue, AGM	5.500%	11/1/13	300,000	306,443
Garfield, NJ, GO, BAN	1.000%	12/6/13	2,000,000	2,003,536
Gloucester Township, NJ, GO, BAN	1.500%	6/4/13	2,060,000	2,060,051
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/23/14	2,200,000	2,212,738
Middlesex County, NJ, GO, School Board Reserve Fund	2.000%	6/15/13	185,000	185,097
Middlesex County, NJ, Improvement Authority Revenue, County GTD Capital Improvement	3.000%	6/15/13	150,000	150,130
Monmouth County, NJ, GO	5.000%	1/15/14	200,000	205,826
Monmouth County, NJ, Improvement Authority Revenue:
Capital Equipment Pooled Lease, County Guaranteed	5.000%	10/1/13	275,000	279,190
Governmental Pooled Loan	3.000%	12/1/13	1,000,000	1,013,604
New Jersey State Educational Facilities Authority Revenue, Princeton University	5.000%	7/1/13	500,000	501,801
New Jersey State EFA Revenue, Princeton Theological Seminary	3.000%	7/1/13	425,000	425,890
Ocean County, NJ, GO, General Improvement	2.000%	6/1/13	750,000	750,000
Parsippany-Troy Hills Township, NJ, GO, BAN	0.750%	10/4/13	7,475,000	7,487,544
Ringwood Boro, NJ, GO, Notes	1.250%	11/1/13	2,575,000	2,582,734
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes	1.500%	2/14/14	1,616,000	1,627,615
Upper Saddle River, NJ, School District, GO, School Board Reserve Fund	3.000%	7/15/13	75,000	75,233

Total New Jersey				25,899,767

New York - 13.6%
Babylon, NY, GO, BAN	2.000%	9/1/13	8,000,000	8,033,404
Bronxville, NY, Union Free School District, GO, BAN	1.000%	9/20/13	2,700,000	2,705,781
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.150%	3/1/38	11,555,000	11,555,000	(a)(b)
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	4,000,000	4,002,023
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.110%	12/1/29	7,700,000	7,700,000	(a)(b)
Merrick, NY, Union Free School District, GO, TAN	1.000%	6/21/13	1,900,000	1,900,618
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.100%	11/1/22	1,600,000	1,600,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.110%	11/15/21	6,200,000	6,200,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.140%	8/1/29	33,175,000	33,175,000	(a)(b)
New York City, NY, GO, LOC-U.S. Bank N.A.	0.070%	4/1/38	105,000	105,000	(a)(b)
New York City, NY, HDC, MFH Rent Revenue, James Tower Development, FNMA, LIQ-FNMA	0.100%	6/15/32	4,200,000	4,200,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.100%	6/1/48	8,900,000	8,900,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.110%	7/1/25	3,440,000	3,440,000	(a)(b)
Lycee Francais Development NY Project, LOC-JPMorgan Chase	0.100%	6/1/32	5,350,000	5,350,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.100%	11/1/34	$7,835,000	$7,835,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.110%	7/1/28	1,300,000	1,300,000	(a)(b)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.110%	5/1/45	4,000,000	4,000,000	(a)(b)
New York, NY, GO:
LOC-Bank of New York Mellon	0.080%	10/1/39	1,300,000	1,300,000	(a)(b)
LOC-Mizuho Corporate Bank	0.110%	8/1/31	725,000	725,000	(a)(b)
LOC-Mizuho Corporate Bank	0.060%	10/1/40	8,700,000	8,700,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	650,000	650,159
Orchard Park Town, NY, GO, BAN	1.000%	10/24/13	5,085,000	5,096,296
Plainedge, NY, Union Free School District, GO, TAN	1.000%	6/27/13	3,200,000	3,201,410
Riverhead, NY, CSD, GO, BAN	1.000%	9/20/13	1,180,000	1,181,892
Tonawanda, NY, GO, BAN	1.000%	6/12/14	3,362,000	3,377,331	(e)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.080%	1/1/33	1,000,000	1,000,000	(a)(b)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.100%	4/1/26	335,000	335,000	(a)(b)
Valley Stream, NY, Central High School District, GO, TAN	1.000%	6/21/13	3,200,000	3,201,056
Washington County, NY, GO, BAN	1.000%	6/13/14	2,335,000	2,348,940	(e)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.100%	11/1/24	4,340,000	4,340,000	(a)(b)

Total New York				147,458,910

North Carolina - 5.2%
Charlotte, NC:
Water & Sewer System Revenue, SPA-Depfa Bank PLC	0.120%	7/1/36	8,200,000	8,200,000	(a)(b)
Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.120%	7/1/27	300,000	300,000	(a)(b)
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.110%	6/1/33	3,345,000	3,345,000	(a)(b)
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.120%	3/1/25	4,705,000	4,705,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.150%	5/1/24	3,030,000	3,030,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.130%	7/1/31	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.150%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.150%	12/1/36	1,235,000	1,235,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.150%	5/1/30	2,940,000	2,940,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/29	2,960,000	2,960,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina State, GO	5.000%	6/1/13	$5,000,000	$5,000,000
North Carolina State, GO	5.000%	4/1/14	400,000	415,602
North Carolina State, GO, Public Improvement	5.000%	3/1/22	2,000,000	2,070,779	(f)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.120%	7/1/29	7,500,000	7,500,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.130%	3/1/35	4,580,000	4,580,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.130%	2/1/34	6,820,000	6,820,000	(a)(b)
Union County, NC, GO	4.000%	3/1/14	100,000	102,703

Total North Carolina				56,704,084

Ohio - 2.2%
Columbus, OH, GO	5.000%	7/1/13	1,000,000	1,003,655
Montgomery County, OH, Revenue:
Miami Valley Hospital, JPMorgan Chase	0.050%	11/15/45	100,000	100,000	(a)(b)
Miami Valley Hospital, SPA-JPMorgan Chase	0.060%	11/15/45	4,900,000	4,900,000	(a)(b)
Northeast, OH, Regional Sewer District Revenue	5.000%	11/15/13	200,000	204,157
Ohio State Higher Educational Facility Revenue:
Case Western Reserve University, LOC-U.S. Bank N.A.	0.080%	12/1/44	3,075,000	3,075,000	(a)(b)
Xavier University Project, LOC-U.S. Bank N.A.	0.120%	11/1/30	1,345,000	1,345,000	(a)(b)
Ohio State, GO:
Common Schools	0.100%	6/15/26	13,045,000	13,045,000	(a)(b)
Higher Education	5.000%	8/1/13	150,000	151,135

Total Ohio				23,823,947

Oklahoma - 0.0%
Oklahoma City, OK, GO	4.000%	3/1/14	500,000	513,689

Oregon - 1.4%
Deschutes County, OR, Administrative School District No. 1, GO:
AGM, School Board Guaranty	5.000%	6/15/13	1,455,000	1,457,267
School Board Guaranty	2.000%	6/15/13	600,000	600,352
Deschutes County, OR, GO	2.000%	12/1/13	100,000	100,785
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.200%	11/1/34	3,095,000	3,095,000	(a)(b)
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.070%	12/1/15	1,000,000	1,000,000	(a)(b)
Oregon State Housing & Community Services:
Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.150%	7/1/34	3,000,000	3,000,000	(a)(b)(c)
Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.160%	7/1/36	200,000	200,000	(a)(b)(c)
Tri-County, OR, Metropolitan Transportation District Revenue	1.000%	9/1/13	1,400,000	1,402,472
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.280%	9/1/27	4,460,000	4,460,000	(a)(b)(c)

Total Oregon				15,315,876

Pennsylvania - 5.1%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.150%	6/1/32	1,515,000	1,515,000	(a)(b)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.130%	5/1/31	3,000,000	3,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.140%	1/1/28	$200,000	$200,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.130%	9/1/29	5,600,000	5,600,000	(a)(b)
Geisinger ,PA, Authority Revenue, Geisinger Health System	0.030%	11/15/32	2,100,000	2,100,000	(a)(b)
Lehigh County, PA, General Purpose Authority Revenue, St. Lukes Hospital Bethlehem	5.250%	8/15/13	600,000	605,810	(f)
Mars, PA, Area School District, GO	1.000%	2/28/14	2,190,000	2,200,755
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.090%	8/15/24	29,895,000	29,895,000	(a)(b)
Montgomery County, PA, IDA Revenue, Northwestern Human Services Inc., LOC-TD Bank N.A.	0.110%	6/1/33	2,030,000	2,030,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.120%	1/1/34	2,840,000	2,840,000	(a)(b)
Philadelphia School District, PA, GO, LOC-TD Bank N.A.	0.100%	6/1/26	715,000	715,000	(a)(b)
Philadelphia, PA, Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.090%	3/1/27	1,000,000	1,000,000	(a)(b)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East Obligated Group, LOC-Bank of New York Mellon	0.110%	11/15/28	3,000,000	3,000,000	(a)(b)(g)
Swarthmore Boro, PA, Authority Revenue, Swarthmore College	5.000%	9/15/13	260,000	263,433

Total Pennsylvania				54,964,998

South Carolina - 1.4%
Lexington, SC, Waterworks & Sewer Revenue:
BAN	0.750%	12/2/13	4,790,000	4,792,460
BAN	0.750%	12/2/13	1,275,000	1,275,685
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.180%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina State Association of Governmental Organizations, COP	1.000%	3/1/14	1,000,000	1,005,785
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.130%	9/1/25	1,500,000	1,500,000	(a)(b)

Total South Carolina				15,503,930

Tennessee - 3.1%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.150%	6/1/30	24,430,000	24,430,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.150%	6/1/37	3,900,000	3,900,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.150%	6/1/39	2,365,000	2,365,000	(a)(b)
Murfreesboro, TN, GO	5.000%	6/1/13	1,000,000	1,000,000
Sumner County, TN, GO, School & Public Improvement	3.000%	12/1/13	1,025,000	1,038,448	(e)
Tennessee State, GO	5.000%	8/1/13	350,000	352,624

Total Tennessee				33,086,072

Texas - 4.1%
Dallas County, TX, GO, Certificates Obligation	5.000%	8/15/13	100,000	100,937
Dallas, TX, ISD, GO, School Building	5.000%	2/15/14	200,000	206,503
Denton County, TX, GO, Tax Notes	3.250%	4/1/14	500,000	511,933
El Paso, TX, Water & Sewer Revenue	3.000%	3/1/14	300,000	305,948

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Healthcare System	0.130%	6/1/29	$7,000,000	$7,000,000	(a)(b)
Harris County, TX, Revenue, Toll Road, NATL, FGIC	5.000%	8/15/13	645,000	651,065
Houston, TX, Higher Education Finance Corp. Revenue:
Rice University Project	0.070%	5/15/48	6,700,000	6,700,000	(a)(b)
William Marsh Rice University Project	0.050%	5/15/48	9,995,000	9,995,000	(a)(b)
Humble, TX, ISD, GO	2.000%	2/15/14	685,000	693,282
Irving, TX, GO, Refunding & Improvement	4.000%	9/15/13	100,000	101,037
Lake Travis, TX, ISD, GO, School Building	3.000%	2/15/14	250,000	254,709
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.150%	8/1/38	1,455,000	1,455,000	(a)(b)
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.180%	1/1/29	3,950,000	3,950,000	(a)(b)(c)
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.130%	4/1/30	880,000	880,000	(a)(b)
University of North Texas, TECP	0.172%	6/11/13	9,000,000	9,000,000
University of Texas, TX, Revenue, Financing System	0.070%	8/1/39	2,200,000	2,200,000	(a)(b)

Total Texas				44,005,414

Utah - 0.4%
Davis County, UT, School District, GO, School Building, Utha School Bond Guaranty Program	4.250%	6/1/13	1,500,000	1,500,000
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.130%	2/15/32	2,300,000	2,300,000	(a)(b)

Total Utah				3,800,000

Vermont - 0.8%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.160%	7/1/37	9,000,000	9,000,000	(a)(b)

Virginia - 1.1%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.060%	10/1/48	1,805,000	1,805,000
Fairfax County, VA, GO	5.000%	6/1/13	650,000	650,000
Henrico County, VA, GO, Public Improvement	5.000%	7/15/13	100,000	100,540
Loudoun County, VA, GO	5.000%	11/1/13	200,000	203,855
Lynchburg, VA, GO, Public Improvement	2.000%	12/1/13	325,000	327,796
Virginia Beach, VA, Development Authority Facility Revenue	5.000%	7/15/13	1,350,000	1,357,360
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.080%	2/1/26	2,325,000	2,325,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue, LOC-Wells Fargo Bank N.A.	0.070%	7/1/37	3,685,000	3,685,000	(a)(b)
Virginia State Housing Development Authority, Commonwealth Mortgage Revenue	4.000%	10/1/13	500,000	506,104
Virginia State Public School Authority Revenue, School Financing 1997 Resolution	4.000%	8/1/13	395,000	397,318
Virginia State Resources Authority Clean Water Revenue, Revolving Fund	5.250%	10/1/13	200,000	203,244

Total Virginia				11,561,217

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.7%
Chelan County, WA, Public Utility, District No. 1, Revenue, Subordinated Notes	5.000%	7/1/13	$325,000	$326,178	(d)
King County, WA, GO	5.000%	6/1/13	700,000	700,000
King County, WA, GO	5.000%	12/1/13	300,000	307,021
King County, WA, GO	5.500%	12/1/13	445,000	456,503	(d)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.170%	11/1/23	1,125,000	1,125,000	(a)(b)(c)
Seattle, WA, GO	5.000%	12/1/13	200,000	204,568
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.130%	12/1/38	3,805,000	3,805,000	(a)(b)
Washington State, GO, Motor Vehicle Fuel Tax	5.000%	7/1/13	650,000	652,359

Total Washington				7,576,629

Wisconsin - 0.9%
Fox Valley, WI, Technical College District, GO, Promissory Notes	2.000%	12/1/13	500,000	504,163
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.130%	8/1/27	2,100,000	2,100,000	(a)(b)
Madison, WI, GO, Promissory Notes	4.000%	10/1/13	1,400,000	1,417,173
Madison, WI, Metropolitan School District, GO, Promissory Notes	3.000%	9/1/13	1,000,000	1,006,631
Oshkosh, WI, Area School District Revenue, Tax & Revenue Anticipation Promissory Notes	1.000%	9/23/13	2,775,000	2,780,080
Wisconsin State HEFA Revenue:
Hospital Sisters Services, LOC-Bank of Montreal	0.110%	8/1/40	300,000	300,000	(a)(b)
Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.130%	12/1/36	1,200,000	1,200,000	(a)(b)

Total Wisconsin				9,308,047

Wyoming - 0.3%
Sweetwater Country, WY, Pollution Control Revenue, Pacific Corp., LOC-Bank of Nova Scotia	0.130%	12/1/20	2,800,000	2,800,000	(a)(b)

TOTAL INVESTMENTS - 100.7% (Cost - $1,089,778,803#)				1,089,778,803
Liabilities in Excess of Other Assets - (0.7)%				(7,303,905)

TOTAL NET ASSETS - 100.0%				$1,082,474,898

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is purchased on a when-issued basis.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note

Summary of Investments by Industry †

Health Care	21.7%
Education	16.3
General Obligation	15.6
Housing: Multi-Family	12.7
Industrial Revenue	11.6
Public Facilities	7.5
Water & Sewer	3.9
Housing: Single Family	1.8
Miscellaneous	1.7
Power	1.7
Transportation	1.3
Pollution Control	1.0
Solid Waste/Resource Recovery	0.9
Finance	0.8
Utilities	0.6
Tax Allocation	0.6
Life Care Systems	0.3

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	51.6%
VMIG 1	30.3
P-1	3.9
AAA/Aaa	3.5
SP-1	2.4
AA/Aa	1.6
F-1	1.6
MIG 1	1.0
NR	4.1

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Portfolio use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,089,778,803	—	$1,089,778,803

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2013, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2013